Courtney R. Taylor Secretary American High-Income Trust 333 South Hope Street Los Angeles, California 90071 (213) 486-9200 Tel cry@capgroup.com

December 5, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American High-Income Trust
File Nos. 033-17917 and 811-05364

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on November 28, 2014 of Registrant’s Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 47 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor